As filed with the Securities and Exchange Commission on May 30, 2007

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number: 811-09079

MORGAN KEEGAN SELECT FUND, INC.

(Exact Name of the Registrant as Specified in Charter)

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Address of Principal Executive Offices – Zip Code)

Allen B. Morgan, Jr.

Morgan Keegan Tower

Fifty North Front Street

Memphis, Tennessee 38103

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 524-4100

Copies to:

Arthur J. Brown, Esq.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments.

REGIONS MORGAN KEEGAN SELECT SHORT TERM BOND FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 30.9% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 15.0%
1,500,000	Acacia CDO, Ltd. 10A D, 8.488% 9/7/46 (a)	1,478,895
1,441,706	CDO Repackaging Trust Series 2006-A 1, 7.307% 1/17/36 (a)	1,434,497
1,277,158	Diversified Asset Securitization Holdings II LP 1A A1, 7.873% 9/15/35	1,344,056
1,000,000	Fort Dequesne CDO Ltd. 2006-1A D, 8.914% 10/26/46	782,200
2,000,000	Fulton Street CDO Ltd. 1A A2, 5.930% 4/20/37 (a)	1,910,000
587,942	Harbourview CDO III Ltd. 3A A, 5.819% 9/15/31 (a)	561,485
1,500,000	Kodiak CDO 2006-1A G, 8.860% 8/7/37 (a)	1,455,000
750,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52	682,500
500,000	Prado CDO Ltd. 2003-1A C, 7.480% 11/15/14 (a)	510,385
500,000	Stack Ltd. 2005-1A D, 6.590% 3/27/40 (a)	490,000
1,500,000	Taberna Preferred Funding Ltd. 2006-5A B1, 7.685% 8/5/36 (a)	1,484,580

		$12,133,598

	Commercial Loans - 5.0%
820,378	Bear Stearns Commercial Mortgage Securities 2001-TOP2 A1, 6.080% 2/15/35	831,272
394,433	Bank of America-First Union NB Commercial Mortgage 2001-3 A1, 4.890% 4/11/37	392,418
423,394	Chase Commercial Mortgage Securities Corp. 1997-1 E, 7.370% 6/19/29	422,242
662,452	Morgan Stanley Capital I 2003-IQ6 A1, 2.800% 12/15/41	652,955
491,359	Morgan Stanley Dean Witter Capital I 2001-280 A1, 6.148% 2/3/16 (a)	501,799
1,175,023	Mortgage Capital Funding Inc. 1998-MC2 A2, 6.423% 6/18/30	1,181,810

		$3,982,496

	Equipment Leases - 6.1%
1,908,038	Aerco Limited 2A A3, 5.780% 7/15/25 (a)	1,698,154
1,499,701	Aviation Capital Group Trust 2000-1A A1, 5.810% 11/15/25 (a)	1,336,609
1,896,650	Aviation Capital Group Trust 2005-3A C1, 8.570% 12/25/35 (a)	1,934,583

		$4,969,346

	Franchise Loans - 1.0%
746,823	Atherton Franchisee Loan Funding 1999-A A2, 7.230% 4/15/12 (a)	762,460
65,136	FMAC Loan Receivables Trust 1999-C A, 6.750% 12/15/19 (a)	65,105

		$827,565

	Home Equity Loans (Non-High Loan-To-Value) - 3.8%
940,000	ACE Securities Corp. 2005-SL1 M4, 6.110% 6/25/35	893,118
89,702	Empire Funding Home Loan Owner Trust 1999-1 M2, 9.000% 5/25/30	90,305
581,706	Equifirst Mortgage Loan Trust 2003-1 M3, 9.070% 12/25/32	581,702
109,194	Home Equity Asset Trust 2003-4 B2, 9.320% 10/25/33	110,559
1,000,000	Master Asset-Backed Securities Trust 2004-HE1 M11, 6.350% 9/25/34	952,500
338,127	Morgan Stanley Home Equity Loan Notes 2006-2NA N1, 6.250% 2/25/36 (a)	338,127
94,881	SB Finance Trust 2005-KS6N A1A, 4.750% 7/25/35 (a)	90,137

		$3,056,448

Total Asset-Backed Securities - Investment Grade (cost $25,048,223)		$24,969,453

CORPORATE BONDS - INVESTMENT GRADE - 27.3% OF NET ASSETS
	Agriculture - 1.2%
1,000,000	Cargill Inc., 6.150% 2/25/08 (a)	1,002,823
	Basic Materials - 1.8%
560,000	Grupo Minero Mexico SA de CV, 8.250% 4/1/08	572,600
814,000	Ispat Inland ULC, 9.750% 4/1/14	898,348

		$1,470,948

	Cruise Lines - 0.6%
500,000	Carnival Corp., 3.750% 11/15/07	495,272
	Electronics - 1.7%
1,350,000	Ametek Inc., 7.200% 7/15/08	1,372,828

	Finance - 9.1%
3,000,000	Countrywide Home Loans Inc., 4.250% 12/19/07	2,973,741
1,000,000	General Electric Capital Corp., 4.500% 6/27/08	991,159
1,000,000	General Electric Capital Corp., 4.880% 10/21/10	994,752
1,000,000	General Electric Capital Corp., 5.720% 8/22/11	1,007,764
1,000,000	JP Morgan & Co. Inc., 6.700% 11/1/07	1,007,725
400,000	SLM Corp., 6.290% 1/31/14	373,892

		$7,349,033

	Hotels - 1.3%
1,000,000	Hospitality Properties Trust, 7.000% 3/1/08	1,013,850
	Insurance - 1.2%
1,000,000	Unitrin Inc., 5.750% 7/1/07	1,000,496
	Special Purpose Entities - 7.5%
2,000,000	Cyrus Reinsurance Holdings SPC, 6.369% 9/1/08 (a)	2,047,400
2,000,000	Parcs Master Trust, 6.320% 4/20/31 (a)	2,000,000
2,000,000	Steers Delaware Business Trust 2007-A, 7.599% 6/20/18 (a)	2,000,000

		$6,047,400

	Technology - 1.3%
1,000,000	NCR Corp., 7.125% 6/15/09	1,028,860
	Telecommunications - 1.6%
1,200,000	US Unwired Inc., 10.000% 6/15/12	1,310,382

Total Corporate Bonds - Investment Grade (cost $22,222,203)		$22,091,892

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 8.3% OF NET ASSETS
	Communications - 1.2%
1,000,000	COX Enterprises Inc., 4.375% 5/1/08 (a)	984,388
	Finance - 4.5%
100,000	First National Bank of Omaha, 7.320% 12/1/10	101,036
1,000,000	Ford Motor Credit Company, 7.200% 6/15/07	1,000,148
1,000,000	Mainstreet Capital Trust I, 8.900% 12/1/27	1,058,180
1,500,000	US AgBank FCB, 6.110% 4/29/49 (a)	1,500,000

		$3,659,364

	Medical - 1.9%
1,576,000	Millipore Corp., 7.500% 4/1/07	1,576,000
	Transportation - 0.7%
500,000	Golden State Petroleum Transport, 8.040% 2/1/19	532,375

Total Corporate Bonds - Below Investment Grade or Unrated (cost $6,784,656)		$6,752,127

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 17.6% OF NET ASSETS
	Collateralized Mortgage Obligations - 17.6%
1,525,021	Banc of America Mortgage Securities Inc. 2004-B 2A2, 4.133% 3/25/34	1,513,059
298,445	Countrywide Alternative Loan Trust 2004-15 1A2, 4.987% 9/25/34	305,175
384,680	Countrywide Alternative Loan Trust 2004-15 2A2, 5.268% 9/25/34	381,983
1,320,274	Countrywide Alternative Loan Trust 2005-82 B2, 7.330% 2/25/36	1,325,647
2,689,772	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	2,643,094
1,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 8.570% 9/27/35 (a)	1,005,000
643,145	GSR Mortgage Loan Trust 2004-1 0F 1A1, 4.500% 8/25/19	635,046
1,555,856	Harborview Mortgage Loan Trust 2004-6 5A, 4.761% 8/19/34	1,530,403
610,706	Harborview Mortgage Loan Trust 2004-4 3A, 2.975% 6/19/34	610,888
1,000,000	Park Place Securities Inc. 2004-WCW1 M8, 8.885% 9/25/34	879,668
1,357,000	Structured Asset Investment Loan Trust 2003-BC12 M2, 7.100% 11/25/33	1,362,344
1,500,000	Structured Adjustable Rate Mortgage Loan Trust 2006-8 4A2, 6.000% 9/25/36	1,506,324
545,121	Washington Mutual Inc. 2003-AR10 A4, 4.074% 10/25/33	540,693

Total Mortgage-Backed Securities - Investment Grade (cost $14,343,923)		$14,239,324

GOVERNMENT & AGENCY SECURITIES - 5.7% OF NET ASSETS
2,000,000	Fannie Mae, 5.500% 12/29/08 (c)	2,000,336
1,359,646	Fannie Mae 2003-129 MB, 4.000% 12/25/16 (c)	1,343,287
143,409	Small Business Administration 2001-P10B 1, 6.344% 8/1/11	148,268

1,144,971	Small Business Administration Participation Certificates 2003-20E 1, 4.640% 5/1/23	1,120,031

Total Government & Agency Securities (cost $4,663,466)		$4,611,922

U.S. TREASURY OBLIGATIONS - 6.1% OF NET ASSETS
5,000,000	United States Treasury Bill, Zero Coupon Bond 7/12/07	4,931,925

Total U.S. Treasury Obligations (cost $4,930,158)		$4,931,925

PREFERRED STOCKS - 2.8% OF NET ASSETS
60,000	The Mills Corp.	1,500,000
30,000	Preferred Pass-Through Trust 2006-B BAC B (a)	807,000

Total Preferred Stocks (cost $2,307,000)		$2,307,000

EURODOLLAR TIME DEPOSITS - 1.9% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated March 30, 2007, 2.800%, maturing at $1,519,000 on April 2, 2007.	$1,519,000

Total Investments - 100.6% of Net Assets (cost $81,818,629)		$81,422,643

Other Assets and Liabilities, net - (0.6)% of Net Assets		(477,477)

Net Assets		$80,945,166

(a)	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.
(b)	See Notes to Schedules of Investments regarding investment valuations.
(c)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 37.4% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”) - 1.8%
10,000,000	CBC Insurance Revenue Securitization LLC 2002-A C, 8.880% 2/15/23 (a)	10,291,600
4,140,000	Galleria Ltd. 5A B, 6.290% 9/19/37 (a)	3,229,200
5,349,505	Legacy Benefits Insurance Settlements LLC 2004-1 A, 5.350% 2/10/39 (a)	5,080,799

		$18,601,599

	Collateralized Debt Obligations (“CDO”) - 23.6%
9,000,000	Acacia CDO, Ltd. 10A D, 8.488% 9/7/46 (a)	8,873,370
11,000,000	Attentus CDO Ltd. 2006-1A C2A, 6.896% 5/10/36 (a)	10,752,500
5,000,000	Attentus CDO Ltd. 2006-1A D, 8.196% 5/10/36 (a)	4,750,000
4,000,000	Attentus CDO Ltd. 2006-2A E1, 8.468% 10/9/41 (a)	3,940,000
7,000,000	Attentus CDO Ltd. 2007-3A E2, 7.982% 10/11/42 (a)	6,968,500
10,812,795	CDO Repackaging Trust Series 2006-A 1, 7.307% 1/17/36 (a)	10,758,731
5,000,000	Charles River CDO 1X BV, 6.220% 12/9/37	4,900,000
4,470,053	Diversified Asset Securitization Holdings II LP 1A A1, 7.873% 9/15/35	4,704,195
6,283,330	E-Trade CDO I 2004-1A, 2.000% 1/10/40	5,577,837
6,000,000	Fiorente Funding Ltd. 2006-1A M1, Zero Coupon Bond 11/4/56 (a)	5,340,000
14,000,000	G Square Finance Ltd. 2006-1A C1, 6.537% 4/5/51 (a)	13,545,000
4,867,368	Grand Avenue CDO Ltd. 2005-1A D, 7.800% 4/5/46 (a)	4,770,021
3,000,000	Grand Avenue CDO Ltd. 2005-1A, 1.913% 4/5/46	2,790,000
3,674,637	Harbourview CDO III Ltd. 3A A, 5.819% 9/15/31 (a)	3,509,278
4,000,000	Highland Park CDO Ltd. 2006-1A E, 7.670% 11/25/51 (a)	3,740,000
4,765,625	Inman Square Funding Ltd. 2005 - 2X IV, 8.960% 10/6/40	4,706,055
9,500,000	Kleros Preferred Funding Ltd. 2006-5A E, Zero Coupon Bond 2/2/50 (a)	9,452,500
6,000,000	Kodiak CDO 2006-1A G, 8.860% 8/7/37 (a)	5,820,000
3,000,000	Lincoln Avenue Asset-Backed Securities CDO Ltd., 8.698% 7/5/46 (a)	2,985,000
6,000,000	Linker Finance PLC 16A E, 8.820% 5/19/45 (a)	5,805,000
15,000,000	LNR CDO Ltd. 2005-1A H, 6.000% 2/28/43 (a)	13,409,400
5,151,622	MKP CBO I Ltd. 4A CS, 2.000% 7/12/40 (a)	4,842,525
2,000,000	Newbury Street CDO Ltd. 2007-1A D, 9.100% 3/4/53 (a)	1,970,000
7,000,000	Norma CDO Ltd. 2007-1A E, 9.765% 3/11/49 (a)	6,300,000
2,988,828	Orchid Structured Finance CDO Ltd. 2006-3A E, 9.110% 1/6/46 (a)	2,988,828
8,000,000	Palmer Square 2A CN, 6.952% 11/2/45 (a)	7,920,000
3,000,000	Pasa Funding Ltd. 2007-1A D, 9.324% 4/7/52	2,730,000
4,000,000	Prado CDO Ltd. 2003-1A C, 7.480% 11/15/14 (a)	4,083,080
7,000,000	Rutland Rated Investments MB06-4A E, 8.820% 5/28/46 (a)	6,903,400
4,608,097	Sharps CDO 2006-1A D, 7.500% 5/8/46 (a)	4,418,197
7,000,000	Stack Ltd. 2005-1A D, 6.590% 3/27/40 (a)	6,860,000
5,000,000	Taberna Preferred Funding Ltd. 2005-3A D, 6.520% 2/5/36 (a)	4,825,500
8,500,000	Taberna Preferred Funding Ltd. 2006-5A B1, 7.685% 8/5/36 (a)	8,412,620
7,000,000	Taberna Preferred Funding Ltd. 2006-6A, 6.100% 12/5/36 (a)	6,960,800
5,000,000	Tahoma CDO Ltd. 2006-1A D, 9.006% 6/18/47 (a)	5,000,000
6,500,000	Tahoma CDO Ltd. 2007-2A D, 9.830% 9/16/47 (a)	6,045,000
3,000,000	Trapeza CDO I LLC 2006-10A D2, 8.700% 6/6/41 (a)	3,067,500
9,000,000	Trapeza CDO I LLC 2006-11A D2, 7.104% 10/10/41 (a)	9,000,000
5,000,000	Vertical CDO Ltd. 2006-CR1A F, 7.580% 4/22/46 (a)	5,000,000
5,000,000	Webster CDO Ltd. 2006-1A B2L, 9.184% 4/13/47 (a)	4,927,000

		$239,351,837

	Commercial Loans - 0.2%
101,635,368	Bear Stearns Commercial Mortgage Securities 2000-WF1 X, 0.452% 2/15/32 interest-only strips	920,918
24,000	Commercial Capital Access One Inc. 3A X, 2,565.830% 2/15/09 interest-only strips (a)	1,028,315
2,381,898	Legg Mason Mortgage Capital Corp. 2003-20, 4.856% 7/25/21 interest-only strips (a)	48,757

		$1,997,990

	Credit Cards - 0.5%
5,000,000	Curzon Funding Ltd. HZ05-1 D, 6.493%, 2/1/95	4,937,500
	Equipment Leases - 3.1%
8,586,169	Aerco Limited 2A A3, 5.780% 7/15/25 (a)	7,641,691
10,497,909	Aviation Capital Group Trust 2000-1A A1, 5.810% 11/15/25 (a)	9,356,261

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
14,224,879	Aviation Capital Group Trust 2005-3A C1, 8.570% 12/25/35 (a)	14,509,376

		$31,507,328

	Franchise Loans - 0.5%
5,117,218	Atherton Franchisee Loan Funding 1999-A A2, 7.230% 4/15/12 (a)	5,224,367
9,574,878	FFCA Secured Lending Corp. 1998-1, 1.196% 10/18/25 interest-only strips (a)	293,910

		$5,518,277

	Home Equity Loans (Non-High Loan-To-Value) - 6.6%
2,434,000	ACE Securities Corp. 2004-IN1 M6, 6.590% 5/25/34	2,448,801
5,000,000	ACE Securities Corp. 2005-HE2 M10, 6.060% 4/25/35	4,250,000
5,000,000	ACE Securities Corp. 2005-SL1 M4, 6.110% 6/25/35	4,750,630
2,000,000	Aegis Asset-Backed Securities Trust 2004-2 B3, 9.070% 6/25/34	1,700,000
2,888,366	Equifirst Mortgage Loan Trust 2003-1 M3, 9.070% 12/25/32	2,888,342
4,590,418	Home Equity Asset Trust 2003-4 B1, 9.320% 10/25/33	4,479,027
873,549	Home Equity Asset Trust 2003-4 B2, 9.320% 10/25/33	884,469
3,375,000	Lake Country Mortgage Loan Trust 2005-HE1 M8, 6.280% 12/25/32 (a)	3,206,250
12,648,731	Lehman XS Notes 2006-10N1 A1, 7.250% 7/28/46 (a)	12,648,731
3,009,000	Master Asset-Backed Securities Trust 2004-HE1 M11, 6.350% 9/25/34	2,866,073
2,982,000	Meritage Mortgage Loan Trust 2005-3 B2, 8.320% 1/25/36 (a)	2,281,230
3,043,144	Morgan Stanley Home Equity Loan Notes 2006-2NA N1, 6.250% 2/25/36 (a)	3,043,144
9,000,000	Park Place Securities Inc. 2004-WCW1 M8, 8.885% 9/25/34	7,917,012
5,000,000	Park Place Securities Inc. 2005-WCW2 M9, 7.385% 7/25/35	4,650,000
1,186,324	Renaissance Home Equity Loan Trust 2003-3 M6, 6.250% 12/25/33	1,174,330
853,927	SB Finance Trust 2005-KS6N A1A, 4.750% 7/25/35 (a)	811,230
3,190,638	Soundview Home Equity Loan Trust 2005-A M11, 6.280% 4/25/35 (a)	2,552,510
4,100,000	Terwin Mortgage Trust 2007-3SL B2, 6.000% 5/25/38 (a)	3,922,060

		$66,473,839

	Manufactured Housing Loans - 1.1%
10,748,816	Mid-State Trust 2005-1 B, 7.758% 1/15/40	10,973,789

Total Asset-Backed Securities - Investment Grade (cost $384,050,323)		$379,362,159

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 2.4% OF NET ASSETS
	Commercial Loans - 1.1%
12,830,000	GMAC Commercial Mortgage Securities Inc. 2004-C3 H, 5.415% 12/10/41 (a)	10,950,020
	Equipment Leases - 0.7%
5,000,000	Lease Investment Flight Trust 1 A1, 5.710% 7/15/31	3,718,750
5,000,000	Lease Investment Flight Trust 1 A2, 5.750% 7/15/31	3,712,345

		$7,431,095

	Home Equity Loans (Non-High Loan-To-Value) - 0.6%
590,480	Aames Mortgage Trust 2001-3 B, 7.130% 11/25/31	572,766
2,589,429	Asset-Backed Securities Corp. Home Equity 2003-HE1 M4, 7.720% 1/15/33	621,463
4,000,000	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.820% 6/25/35 (a)	2,720,000
1,222,392	Morgan Stanley Dean Witter Capital I 2002-NC3 B1, 5.190% 8/25/32	1,230,411
1,006,015	Sharp SP I LLC Trust 2005-HE1N NB, 10.000% 2/25/35 (a)	935,594

		$6,080,234

	Manufactured Housing Loans - 0.0%
300,000	UCFC Manufactured Housing Contract 1996-1 M, Zero Coupon Bond 1/15/28	156,649

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $28,405,772)		$24,617,998

CORPORATE BONDS - INVESTMENT GRADE - 33.8% OF NET ASSETS
	Basic Materials - 0.5%
5,000,000	Ispat Inland ULC, 9.750% 4/1/14	5,518,110
	Communications - 1.4%
13,500,000	Bellsouth Telecommunications Inc. 7.000% 12/1/95	13,851,635
	Cruise Lines - 0.3%
2,654,000	Royal Caribbean Cruises Ltd., 7.250% 3/15/18	2,701,968

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Electronics - 0.5%
5,000,000	Ametek Inc., 7.200% 7/15/08	5,084,550
	Finance - 7.5%
7,000,000	ABN Amro Bank NV/London, 9.375% 11/17/09 (a)	6,930,000
12,500,000	Barclays Bank PLC, 6.278% 12/29/49	12,560,750
8,000,000	BOI Capital Funding No. 3, 6.107% 8/29/49 (a)	7,790,584
5,000,000	Capital One Capital III, 7.686% 8/15/36	5,364,610
12,500,000	Catlin Insurance Company Ltd., 7.249% 12/31/49 (a)	12,411,313
6,500,000	CIT Group Inc., 6.100% 3/15/67	6,265,396
5,150,000	General Electric Capital Corp., 4.500% 6/27/08	5,104,469
1,500,000	Merrill Lynch & Co., Inc., 6.110% 1/29/37	1,454,198
14,000,000	PartnerRe Finance II, 6.440% 12/1/66	13,840,288
4,000,000	SLM Corp., 6.290% 1/31/14	3,738,920
1,000,000	Wells Fargo Capital X, 5.950% 12/15/36	963,407

		$76,423,935

	Hotels - 0.1%
1,500,000	Hospitality Properties Trust, 7.000% 3/1/08	1,520,775
	Industrials - 1.6%
17,000,000	Stanley Works Capital Trust I, 5.902% 12/1/45	16,024,387
	Insurance - 3.7%
11,475,000	AXA SA, 6.463% 12/31/49 (a)	11,228,368
17,800,000	Liberty Mutual Insurance Co., 7.697% 10/15/97 (a)	18,587,935
8,300,000	Principal Life Income Funding Trust, 3.460% 3/1/12	7,574,165

		$37,390,468

	Medical - 0.5%
5,000,000	Universal Health Services Inc., 7.125% 6/30/16	5,331,795
	Retail - 0.9%
5,550,000	Autozone Inc., 4.750% 11/15/10	5,437,551
3,500,000	The Home Depot Inc., 5.400% 3/1/16	3,417,708

		$8,855,259

	Special Purpose Entities - 16.4%
2,000,000	C10 Capital SPV Ltd., 6.722% 12/31/49 (a)	1,969,220
12,000,000	Canal Pointe II LLC, 5.340% 6/25/14 (a)	12,000,000
3,000,000	Cyrus Reinsurance Holdings SPC, 6.369% 9/1/08 (a)	3,071,100
10,000,000	Duane Park I Ltd., 7.500% 6/27/16 (a)	10,100,000
7,500,000	Hybrid Capital Funding I LP, 8.000% 4/29/49	7,663,875
13,000,000	ILFC E-Capital Trust I, 5.900% 12/21/65 (a)	13,176,059
5,000,000	InCaps Funding I Ltd., 7.400% 6/1/33 (a)	4,900,000
12,500,000	JP Morgan Chase Capital XX, 6.550% 9/29/36	12,417,100
12,000,000	Mangrove Bay Pass-Through Trust, 6.102% 7/15/33 (a)	11,779,680
482,507	MMCaps Funding I Ltd., 8.030% 6/15/31 (a)	539,442
4,354,303	Muzinich CBO II Ltd., 7.150% 10/15/13 (a)	4,525,775
23,000,000	Parcs Master Trust, 6.320% 4/20/31 (a)	23,000,000
13,000,000	Preferred Pass-Through Trust 2006, 5.000% 12/1/26 (a)	13,065,000
4,000,000	Preferred Term Securities, Ltd., 6.690% 12/11/32 (a)	4,130,000
6,000,000	Pyxis Master Trust 2006-7, 10.320% 10/1/37 (a)	6,000,000
3,000,000	Racers, 8.507% 10/15/13	2,988,750
6,000,000	Rally CDO Ltd., 5.020% 3/30/10 (a)	5,970,000
29,000,000	Steers Delaware Business Trust 2007-A, 7.599% 6/20/18 (a)	29,000,000

		$166,296,001

	Technology - 0.2%
2,000,000	NCR Corp., 7.125% 6/15/09	2,057,720
	Telecommunications - 0.2%
1,500,000	Telecom Italia Capital SA, 7.200% 7/18/36	1,561,671

Total Corporate Bonds - Investment Grade (cost $344,642,263)		$342,618,274

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 3.0% OF NET ASSETS
	Basic Materials - 0.5%
4,910,000	Sappi Papier Holding AG, 6.750% 6/15/12 (a)	4,952,035
	Consumer Goods - 0.4%
5,000,000	Deluxe Corp., 5.000% 12/15/12	4,500,000
	Finance - 0.6%
3,250,000	First National Bank of Omaha, 7.320% 12/1/10	3,283,657
2,500,000	US AgBank FCB, 6.110% 4/29/49 (a)	2,500,000

		$5,783,657

	Industrials - 0.1%
750,000	Mueller Industries Inc., 6.000% 11/1/14	705,000
	Medical - 0.3%
3,250,000	Millipore Corp., 7.500% 4/1/07	3,250,000
	Special Purpose Entities - 0.2%
522,046	CA FM Lease Trust, 8.500% 7/15/17 (a)	562,975
1,000,000	Pyxis Master Trust, 10.320% 10/1/37 (a)	1,000,000

		$1,562,975

	Transportation - 0.9%
9,000,000	Golden State Petroleum Transport, 8.040% 2/1/19	9,582,750

Total Corporate Bonds - Below Investment Grade or Unrated (cost $30,336,340)		$30,336,417

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 14.2% OF NET ASSETS
	Collateralized Mortgage Obligations - 14.2%
4,906,175	Countrywide Alternative Loan Trust 2005-24 1B2, 5.751% 7/20/35	4,636,335
11,993,157	Countrywide Alternative Loan Trust 2005-49CB A5, 5.500% 11/25/35	11,785,027
2,998,351	Countrywide Alternative Loan Trust 2005-82 B2, 7.330% 2/25/36	3,010,554
12,000,000	Countrywide Alternative Loan Trust 2006-6CB 1A5, 5.500% 5/25/36	11,225,076
6,000,000	Deutsche Mortgage Securities, Inc. 2006-RS1 N2, 8.570% 9/27/35 (a)	6,030,000
13,131,000	GSAMP Trust 2006-S2 M7, 7.250% 1/25/36	9,881,603
5,819,689	Harborview Mortgage Loan Trust 2003-2 1X, 1.348% 10/19/33 interest-only strips	165,105
4,149,449	Harborview Mortgage Loan Trust 2004-1 X, 1.483% 4/19/34 interest-only strips	98,549
18,845,589	Harborview Mortgage Loan Trust 2004-8 X, 1.881% 11/19/34 interest-only strips	471,140
7,899,875	Harborview Mortgage Loan Trust 2006-4 B10, 6.750% 5/19/47	6,709,995
8,796,833	Impac Secured Assets CMN Owner Trust 2005-1 B3, 5.687% 7/25/35	8,980,951
15,842,755	Lehman Mortgage Trust 2006-6 4A16, 6.000% 12/25/36	15,944,308
25,872,565	Mellon Residential Funding Corp. 2004-TBC1 X, 0.568% 2/26/34 interest-only strips (a)	362,216
14,500,000	Park Place Securities Inc. 2005-WHQ2 M11, 7.824% 5/25/35	11,684,825
9,754,000	Residential Funding Mortgage Securities I 2006-S6 A10, 6.000% 7/25/36	9,714,204
1,674,900	SACO I Inc. 2000-3A 1B3, 7.777% 9/25/40 (a)	1,667,341
194,063	Salomon Brothers Mortgage Securities VII Inc. 2000-1 B1, 9.000% 3/25/22	193,267
12,000,000	Structured Adjustable Rate Mortgage Loan Trust 2006-3 3A2, 5.750% 4/25/36	12,246,648
11,009,000	Structured Adjustable Rate Mortgage Loan Trust 2006-8 4A2, 6.000% 9/25/36	11,055,414
174,870	Structured Asset Investment Loan Trust 2004-5A B, 6.750% 6/27/34 (a)	175,307
3,000,000	Structured Asset Investment Loan Trust 2003-BC12 M2, 7.100% 11/25/33	3,011,814
473,325	Structured Asset Securities Corp. 1999-SP1, 9.000% 5/25/29	469,295
150,043,549	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR7 X2PP, 0.960% 9/25/46 interest-only strips	3,845,616
11,000,000	Wells Fargo Mortgage Backed Securities Trust 2006-11 A18, 6.000% 9/25/36	11,060,214

Total Mortgage-Backed Securities - Investment Grade (cost $150,422,485)		$144,424,804

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 0.3% OF NET ASSETS
	Collateralized Mortgage Obligations - 0.3%
3,725,000	Sasco Trust 2003-BC2 N3, 10.000% 2/27/33 (a)	3,371,125

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $3,615,592)		$3,371,125

GOVERNMENT & AGENCY SECURITIES - 2.4% OF NET ASSETS
10,368,415	Fannie Mae-Aces 1997-M6, 0.757% 3/17/37 interest-only strips (c)	177,269

REGIONS MORGAN KEEGAN SELECT INTERMEDIATE BOND FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
29,043,330	Fannie Mae-Aces 1999-M3, 0.792% 6/25/38 interest-only strips (c)	646,795
1,500,000	Federal Home Loan Bank System, Zero Coupon Bond 3/16/20	1,134,375
10,000,000	Freddie Mac 3273 TE, 8.250% 8/15/35 (c)	9,591,300
516,273	Small Business Administration 2001-P10B 1, 6.344% 8/1/11	533,764
1,085,871	Small Business Administration 2002-P10A 1, 6.030% 2/1/12	1,080,441
1,023,372	Small Business Administration 2003-P10A 1, 4.524% 2/10/13	1,005,463
1,690,135	Small Business Administration 2004-P10A 1, 4.504% 2/1/14	1,597,177
172,572	Small Business Administration Participation Certificates 1994-20J 1, 8.300% 10/1/14	181,769
117,696	Small Business Administration Participation Certificates 1997-20D 1, 7.500% 4/1/17	123,051
68,152	Small Business Administration Participation Certificates 2000-20B 1, 7.730% 2/1/20	72,677
118,385	Small Business Administration Participation Certificates 2000-20D 1, 7.470% 4/1/20	124,893
1,874,788	Small Business Administration Participation Certificates 2001-20J 1, 5.760% 10/1/21	1,916,874
6,533,207	Small Business Administration Participation Certificates 2003-20E 1, 4.640% 5/1/23	6,390,894

Total Government & Agency Securities (cost $27,016,014)		$24,576,742

PREFERRED STOCKS - 2.7% OF NET ASSETS
400,000	Preferred Pass-Through Trust 2006-B BAC B (a)	10,760,000
13,000	RAM Holdings Ltd.	13,112,060
140,000	The Mills Corp.	3,500,000

Total Preferred Stocks (cost $27,461,020)		$27,372,060

EURODOLLAR TIME DEPOSITS - 3.6% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated March 30, 2007, 4.050%, maturing at $36,842,430 on April 2, 2007.	$36,830,000

Total Investments - 99.8% of Net Assets (cost $1,032,779,809)		$1,013,509,579

Other Assets and Liabilities, net - 0.2% of Net Assets		2,103,178

Net Assets		$1,015,612,757

(a)	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.
(b)	See Notes to Schedules of Investments regarding investment valuations.
(c)	The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
ASSET-BACKED SECURITIES - INVESTMENT GRADE - 2.8% OF NET ASSETS
	Collateralized Debt Obligations (“CDO”) - 2.5%
5,000,000	Palmer Square 2A CN, 6.952% 11/2/45 (a)	4,950,000
10,000,000	Taberna Preferred Funding Ltd. 2006-6A, 6.100% 12/5/36 (a)	9,944,000
9,806,197	Taberna Preferred Funding Ltd. 2006-7A C1, 10.000% 2/5/37 (a)	9,649,298
2,000,000	Tahoma CDO Ltd. 2007-2A D, 9.830% 9/16/47 (a)	1,860,000
4,328,000	Trapeza CDO I LLC 2006-10A, 6.700% 6/6/41	3,981,760

		$30,385,058

	Commercial Loans - 0.1%
1,428,358	Asset Securitization Corp. 1996-D2 ACS2, 1.116% 2/14/29 interest-only strips	35,558
	Home Equity Loans - 0.2%
4,000,000	Soundview Home Equity Loan Trust 2005-A B1, 8.320% 4/25/35 (a)	3,080,000

Total Asset-Backed Securities - Investment Grade (cost $34,049,035)		$33,500,616

ASSET-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 33.8% OF NET ASSETS
	Certificate-Backed Obligations (“CBO”) - 0.1%
340,588	Seneca CBO III Ltd., Zero Coupon Bond 12/12/12 (a)	340,588

		$340,588

	Collateralized Debt Obligations (“CDO”) - 16.3%
2,000,000	801 Grand CDO 2006-1 LLC, 11.350% 9/20/16 (a)	2,010,000
3,500,000	Aardvark Asset-Backed Securities CDO 2007-1A, 10.000% 7/6/47	3,185,000
5,000,000	Acacia CDO, Ltd. 10A, 3.700% 9/7/46 (a)	2,000,000
11,000,000	Aladdin CDO I Ltd. 2006-3A, 10.350% 10/31/13 (a)	5,307,500
4,250,000	Alesco Preferred Funding Ltd.13A I, 10.000% 9/23/37	4,098,911
4,500,000	Ambassador Structured Finance CDO Ltd. 2005-1A, 10.000% 7/3/41 (a)	3,442,500
3,500,000	Attentus CDO Ltd. 2006-2A, 10.000% 10/9/41	3,412,500
8,000,000	Attentus CDO Ltd. 2006-2A, 10.000% 10/9/41	7,880,000
7,000,000	Attentus CDO Ltd. 2007-3A, 10.000% 10/11/42	6,440,000
8,000,000	Attentus CDO Ltd. 2007-3A F2, 9.532% 10/11/42 (a)	7,860,000
4,000,000	Broderick CDO Ltd. 2007-3A E, 12.113% 12/6/50	3,800,000
6,000,000	Cairn Mezzanine Asset-Backed CDO PLC 2007-3A, 10.000% 8/13/47	4,020,000
10,550,000	Commodore CDO I Ltd. 1A C, 8.110% 2/28/37 (a)	4,114,500
1,800,000	Copper River CLO Ltd. 2006-1A E, 9.124% 1/20/21 (a)	1,787,616
7,000,000	Dillon Read CDO Ltd. 2006-1A, 10.000% 12/5/46 (a)	6,212,500
9,000,000	Diversified Asset Securitization Holdings II 1A B1, 9.712% 9/15/35 (a)	4,860,000
7,000,000	Dryden Leveraged Loan CDO 2005-9A, 10.000% 9/20/19	5,810,000
2,000,000	Duke Funding Ltd. 2005-HG1A, 10.000% 1/27/45	1,900,000
7,000,000	Equinox Funding 1A D, 12.277% 11/15/12 (a)	3,920,000
10,000,000	Global Leveraged Capital Credit Opportunity Fund 2006-1A, 10.000% 12/20/18 (a)	9,992,000
4,000,000	Grand Avenue CDO Ltd. 2005-1A E2 , 10.500% 4/5/46 (a)	4,000,000
3,500,000	Gulf Stream Atlantic CDO Ltd. 2007-1A, 10.000% 7/13/47 (a)	2,940,000
5,737,780	Hewett’s Island CDO Ltd. 2004-1A, 12.390% 12/15/16	5,536,957
3,000,000	IXIS ABS 1 Ltd., 10.000% 12/12/46	2,340,000
5,000,000	Jazz CDO BV III-A EB, 10.571% 9/26/14 (a)	5,000,000
37,000,000	Kenmore Street Synthetic CDO 2006-1A, 10.350% 4/30/14 (a)	17,760,000
5,500,000	Kleros Preferred Funding Ltd. 2006-5A, 10.000% 2/2/50	5,121,875
3,249,160	Knollwood CDO Ltd. 2006-2A E, 11.360% 7/13/46 (a)	2,821,928
5,250,000	Knollwood CDO Ltd. 2006-2A SN, 15.000% 7/13/46	4,830,000
10,000,000	Kodiak CDO 2006-1A, 3.712% 8/7/37 (a)	9,150,000
4,000,000	Navigare Funding CLO Ltd. 2007-2A SN, 5.360% 4/17/21 (a)	3,600,000
9,500,000	OFSI Fund Ltd. 2006-1A, 2.000% 9/20/19 (a)	9,600,700
4,743,627	Peritus I CDO Ltd. 2005-1A C, 9.000% 5/24/2015 (a)	4,667,445
7,110,343	Sharps CDO 2006-1A E, 7.500% 5/8/46 (a)	6,098,755
7,450,000	Silver Elms CDO PLC 2006-1A E, 10.000% 12/20/51	7,077,500
2,000,000	Trapeza CDO I LLC 2006-11A F, 10.361% 10/10/41	2,000,000
2,000,000	Trapeza CDO I LLC 2006-11A, 10.000% 10/10/41	1,920,000
2,000,000	Trapeza CDO I LLC 2007-12A F, 9.852% 4/6/42 (a)	1,968,000
8,000,000	Tropic CDO I Corp. 2006-5A C1, 10.000% 7/15/36	7,576,000

		$196,062,187

	Collateralized Loan Obligations (“CLO”)- 3.2%
8,000,000	Babson CLO Ltd. 2005-2A, 10.000% 7/20/19	7,545,040
3,400,000	Latitude CLO Ltd. 2005-1X, 8.200% 12/15/17	3,157,750
4,000,000	Ocean Trails CLO 2006-1A, 10.000% 10/12/20	3,860,000
4,000,000	Rosedale CLO Ltd. I-A II, 5.146% 7/24/21	3,880,000
4,500,000	Stanfield Bristol CLO 2005-1A, Ltd., 10.000% 10/15/19 (a)	4,275,000
10,000,000	Telos CLO Ltd. 2006-1A, 10.000% 10/11/21 (a)	9,850,000
6,000,000	Veritas CLO Ltd. 2006-2A, 15.000% 7/11/21 (a)	5,640,000

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
		$38,207,790

	Equipment Leases - 7.5%
2,588,435	Aerco Limited 1X B1, 5.920% 7/15/23	1,718,022
17,677,610	Aerco Limited 1X C1, 6.670% 7/15/23	4,242,626
13,872,335	Aerco Limited 2A B2, 6.370% 7/15/25 (a)	5,132,764
21,741,558	Aerco Limited 2A C2, 7.370% 7/15/25 (a)	6,305,052
52,500,000	Aircraft Finance Trust 1999-1A A1, 5.800% 5/15/24 (a)	38,981,250
22,000,000	Airplanes Pass Through Trust 2001-1A A9, 5.870% 3/15/19	15,221,250
1,548,783	DVI Receivables Corp. 2001-2 A3, 3.519% 11/8/31	1,115,124
2,975,482	DVI Receivables Corp. 2001-2 A4, 4.613% 11/11/09	2,172,102
12,998,228	DVI Receivables Corp. 2002-1 A3A, 5.670% 6/11/10	6,759,079
3,871,579	Lease Investment Flight Trust 1 B1, 6.440% 7/15/31	1,161,474
4,740,708	Lease Investment Flight Trust 1 B2, 7.124% 7/15/31	1,374,805
17,233,089	Lease Investment Flight Trust 1 C2, 8.093% 7/15/31	667,782
10,552,752	Pegasus Aviation Lease Securitization 2001-1A B1, Zero Coupon Bond 5/10/31 (a)	52,764
3,517,584	Pegasus Aviation Lease Securitization 2001-1A B2, Zero Coupon Bond 5/10/31 (a)	17,588
12,000,000	Piper Jaffray Equipment Trust Securities 2007-1A, 6.300% 3/26/29 (a)	5,340,000

		$90,261,682

	Franchise Loans - 0.7%
3,679,000	Falcon Franchise Loan LLC 2000-1 F, 6.500% 11/5/17 (a)	2,129,111
2,809,000	Falcon Franchise Loan LLC 2001-1 E, 6.500% 1/5/23	1,762,563
2,000,000	Falcon Franchise Loan LLC 2001-1 F, 6.500% 1/5/23	978,500
6,348,000	Falcon Franchise Loan LLC 2003-1 F, 6.000% 1/5/25 (a)	3,270,363
26,820,115	FMAC Receivables Loan Trust 1996-B AX, 2.874% 11/15/18 interest-only strips (a)	1,206,905

		$9,347,442

	Home Equity Loans - 5.9%
3,000,000	ACE Securities Corp. 2005-HE2 B1, 8.570% 4/25/35 (a)	2,130,000
5,645,000	ACE Securities Corp. 2005-HE6 B1, 8.320% 10/25/35 (a)	3,725,700
608,292	Ameriquest Mortgage Securities Inc. 2003-8 MV6, 8.797% 10/25/33	285,551
3,292,000	Asset-Backed Securities Corp. Home Equity 2005-HE4 M12, 7.820% 5/25/35 (a)	2,534,840
6,000,000	Asset-Backed Securities Corp. Home Equity 2005-HE5 M12, 8.320% 6/25/35 (a)	4,725,000
3,365,000	Asset-Backed Securities Corp. Home Equity 2006-HE4 M9, 7.820% 5/25/36 (a)	2,153,600
287,343	Conseco Finance 2001-C B2, 9.320% 8/15/33	284,087
1,275,000	Equifirst Mortgage Loan Trust 2005-1 B3, 8.570% 4/25/35 (a)	1,020,000
4,000,000	Home Equity Asset Trust 2005-6 B4, 8.320% 12/25/35 (a)	3,315,000
4,435,000	Master Asset-Backed Securities Trust 2005-FRE1 M10, 7.820% 10/25/35 (a)	3,592,350
1,604,770	Master Asset-Backed Securities Trust 2004-CI4 N2, 9.000% 4/26/34 (a)	1,556,627
5,200,000	Meritage Asset Holdings 2005-2 N4, 7.500% 11/25/35 (a)	2,860,000
4,139,000	Merrill Lynch Mortgage Investors Inc. 2005-SL1 B5, 8.820% 6/25/35 (a)	2,814,520
4,582,000	Soundview Home Equity Loan Trust 2005-3 B2, 8.070% 6/25/35	3,596,870
2,500,000	Soundview Home Equity Loan Trust 2006-1 B, 7.820% 2/25/36 (a)	1,925,000
6,082,000	Structured Asset Securities Corp. 2005-S6 B3, 7.820% 11/25/35 (a)	5,040,457
7,079,015	Terwin Mortgage Trust 2005-11SL B7, 5.000% 11/25/36 (a)	2,336,075
4,811,706	Terwin Mortgage Trust 2005-3SL B6, 11.500% 3/25/35 interest-only strips	817,990
7,953,875	Terwin Mortgage Trust 2005-7SL, 4.265% 7/25/35 (a)	1,193,082
15,000,000	Terwin Mortgage Trust 2005-R1, 5.000% 12/28/36 (a)	2,700,000
9,476,849	Terwin Mortgage Trust 2006-1 2B5, 5.000% 1/25/37 (a)	6,633,794
12,799,000	Terwin Mortgage Trust 2006-R2 A, 2.351% 12/25/36 (a)	7,167,440
13,512,500	Terwin Mortgage Trust 2006-R3, 6.290% 6/26/37(a)	5,945,500
5,800,000	Terwin Mortgage Trust 2007-1SL B5, 8.320% 1/25/38 (a)	3,480,000

		$71,833,483

	Recreational Equipment - 0.1%
683,266	Green Tree Recreational Equipment & Consumer Trust 1996-C CTFS, 7.650% 10/15/17	661,402

Total Asset-Backed Securities - Below Investment Grade or Unrated (cost $466,577,737)		$406,714,574

CORPORATE BONDS - INVESTMENT GRADE - 1.9% OF NET ASSETS
	Finance - 0.2%
2,000,000	ABN Amro Bank NV/London, 9.860% 11/17/09 (a)	1,980,000
	Special Purpose Entities - 1.7%
10,000,000	Canal Pointe II LLC, 5.340% 6/25/14 (a)	10,000,000
5,000,000	Lincoln Park Referenced Link Notes 2001-1, 8.780% 7/30/31 (a)	4,550,000
6,375,000	Pyxis Master Trust 2006-7, 10.320% 10/1/37 (a)	6,375,000

		$20,925,000

Total Corporate Bonds - Investment Grade (cost $22,819,630)		$22,905,000

CORPORATE BONDS - BELOW INVESTMENT GRADE OR UNRATED - 26.8% OF NET ASSETS
	Agriculture - 0.4%
4,175,000	Eurofresh Inc., 11.500% 1/15/13 (a)	4,091,500

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Apparel - 0.8%
9,378,000	Rafaella Apparel Group Inc., 11.250% 6/15/11	9,565,560
	Automotives - 2.2%
6,600,000	Cooper Standard Automotive, Inc., 8.375% 12/15/14	5,527,500
3,325,000	Dana Corp., Zero Coupon Bond 3/15/10 in default (c)	2,560,250
4,700,000	Dana Corp., Zero Coupon Bond 1/15/15 in default (c)	3,501,500
5,750,000	Dura Operating Corp., Zero Coupon Bond 4/15/12 in default (c)	1,495,000
5,475,000	Ford Motor Company, 7.450% 7/16/31	4,236,281
575,000	Ford Motor Company, 9.980% 2/15/47	524,688
9,575,000	Metaldyne Corp., 11.000% 6/15/12	9,071,834

		$26,917,053

	Basic Materials - 3.2%
9,400,000	AmeriCast Technologies Inc., 11.000% 12/1/14 (a)	9,588,000
3,749	Corp Durango SA de CV, 9.500% 12/31/12	3,824
10,275,000	Edgen Acquisition Corp., 9.875% 2/1/11	10,506,187
5,000,000	Key Plastics LLC, 11.750% 3/15/13 (a)	5,093,750
2,800,000	Millar Western Forest Products Ltd., 7.750% 11/15/13	2,548,000
7,825,000	Momentive Performance Materials Inc., 11.500% 12/1/16 (a)	8,020,625
2,200,000	Sterling Chemicals Inc., 10.250% 4/1/15 (a)	2,200,000

		$37,960,386

	Building & Construction - 0.5%
2,200,000	Masonite Corp., 11.000% 4/6/15 (a)	2,046,000
3,050,000	Ply Gem Industries Inc., 9.000% 2/15/12	2,645,875
2,425,000	Technical Olympic USA, Inc., 10.375% 7/1/12	1,830,875

		$6,522,750

	Communications - 0.6%
2,083,000	CCH I Holdings LLC, 11.000% 10/1/15	2,161,113
5,476,000	CCH I Holdings LLC, 11.750% 5/15/14	5,243,270

		$7,404,383

	Consulting Services - 1.4%
8,525,000	MSX International Inc., 12.500% 4/1/12 (a)	8,578,281
7,225,000	MSX International Inc., 11.000% 10/15/07	6,936,000
1,875,000	MSX International Inc., 11.375% 1/15/08	1,581,750

		$17,096,031

	Energy - 0.7%
8,450,000	Paramount Resources Ltd., 8.500% 1/31/13 *	8,428,875
	Entertainment - 0.6%
4,590,000	French Lick Resorts & Casino LLC, 10.750% 4/15/14 (a)	3,855,600
4,125,000	Six Flags Inc., 9.625% 6/1/14	3,877,500

		$7,733,100

	Finance - 0.7%
2,000,000	ABN Amro Bank NV/London, 19.210% 11/17/09 (a)	1,980,000
6,074,000	Advanta Capital Trust I, 8.990% 12/17/26	6,081,593

		$8,061,593

	Food - 0.4%
5,775,000	Merisant Co., 9.500% 7/15/13	4,677,750
	Garden Products- 0.2%
2,725,000	Ames True Temper, 10.000% 7/15/12	2,643,250
	Health Care - 0.3%
11,275,000	Insight Health Services Corp., 9.875% 11/1/11	3,382,500
	Human Resources - 0.3%
3,125,000	Comforce Operating Inc., 12.000% 12/1/07	3,210,938
	Industrials - 2.7%
6,975,000	Advanced Lighting Technologies, 11.000% 3/31/09	6,940,125
5,625,000	Coleman Cable Inc., 9.875% 10/1/12	5,821,875
9,150,000	Continental Global Group Inc., 9.000% 10/1/08	9,178,457
3,883,000	Home Products International Inc., Zero Coupon Bond 5/15/08 in default (c)	1,164,900
2,850,000	Spectrum Brands Inc., 8.500% 10/1/13	2,707,500
3,560,000	Terphane Holding Corp., 12.500% 6/15/09 (a)	3,560,000
2,700,000	Trimas Corp., 9.875% 6/15/12	2,696,625

		$32,069,482

	Investment Companies - 0.2%
2,000,000	Regional Diversified Funding, 10.000% 1/25/36 (a)	2,005,000

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
	Manufacturing - 2.7%
11,325,000	BGF Industries Inc., 10.250% 1/15/09	11,425,113
7,100,000	Elgin National Industries, 11.000% 11/1/07	7,048,809
7,825,000	JB Poindexter & Co. Inc., 8.750% 3/15/14	7,296,812
9,950,000	MAAX Corp., 9.750% 6/15/12	6,815,750

		$32,586,484

	Retail - 1.3%
3,075,000	Lazydays RV Center Inc., 11.750% 5/15/12	3,151,875
8,590,000	Uno Restaurant Corp., 10.000% 2/15/11 (a)	7,387,400
5,625,000	VICORP Restaurants, Inc., 10.500% 4/15/11	5,104,687

		$15,643,962

	Special Purpose Entities - 5.6%
6,798,484	Antares Fund LP, 13.413% 12/14/11 (a)	7,274,378
6,500,000	Eirles Two Ltd. 262, 10.860% 8/3/21	6,500,000
4,700,000	Eirles Two Ltd. 263, 13.360% 8/3/21 (a)	4,700,000
6,000,000	InCaps Funding II Ltd., Zero Coupon Bond 1/15/34 (a)	3,090,000
3,445,000	Interactive Health LLC, 7.250% 4/1/11 (a)	2,420,112
3,675,000	Milacron Escrow Corp., 11.500% 5/15/11	3,564,750
1,000,000	MM Community Funding Ltd., 10.000% 8/1/31 (a)	710,000
1,800,000	PCA Finance Corp., 14.000% 6/1/09 (a)	1,818,000
3,000,000	Preferred Term Securities II, Ltd., 10.000% 5/22/33 (a)	1,667,280
4,400,000	Preferred Term Securities XVIII, Ltd., 10.000% 9/23/35 (a)	3,762,000
2,000,000	Preferred Term Securities XXI, Ltd., 10.000% 3/22/38 (a)	1,941,500
6,600,000	Preferred Term Securities XXII, Ltd.,15.000% 9/22/36 (a)	6,361,014
9,000,000	Preferred Term Securities XXIII, Ltd.,15.000% 12/22/36 (a)	8,550,000
3,000,000	Preferred Term Securities XXIV, Ltd.,10.000% 3/22/37 (a)	2,940,000
6,000,000	Preferred Term Securities XXV, Ltd., 10.000% 6/22/37 (a)	5,940,000
4,000,000	Pyxis Master Trust, 10.320% 10/1/2037 (a)	4,000,000
3,000,000	TPref Funding III Ltd., 11.000% 1/15/33 (a)	2,130,000

		$67,369,034

	Telecommunications - 1.0%
2,025,000	Clearwire Corp., 11.000% 8/15/10 (a)	2,093,344
1,950,000	Iridium Satellite LLC, Zero Coupon Bond 7/15/05 in default (c)	448,500
7,485,000	Primus Telecommunications GP, 8.000% 1/15/14	4,855,894
5,175,000	Securus Technologies Inc., 11.000% 9/1/11	5,097,375

		$12,495,113

	Tobacco - 0.4%
6,255,000	North Atlantic Trading Co., 9.250% 3/1/12	5,285,475
	Transportation - 0.6%
8,275,000	Sea Containers Ltd., Zero Coupon Bond 10/15/06 in default (c) *	6,868,250

Total Corporate Bonds - Below Investment Grade or Unrated (cost $336,233,257)		$322,018,469

MORTGAGE-BACKED SECURITIES - INVESTMENT GRADE - 6.3% OF NET ASSETS
	Collateralized Mortgage Obligations - 6.3%
259,155,675	American Home Mortgage Assets 2006-1 XA, 1.973% 5/25/46 interest-only strips	5,183,113
4,868,000	Countrywide Asset-Backed Certificates 2006-SD M5, 5.000% 12/25/36 (a)	4,545,495
4,250,000	Countrywide Asset-Backed Certificates 2006-SPS1, 7.000% 12/25/25	3,620,958
10,007,204	Harborview Mortgage Loan Trust 2003-2 1X, 1.348% 10/19/33 interest-only strips	283,904
8,298,899	Harborview Mortgage Loan Trust 2004-1 X, 1.483% 4/19/34 interest-only strips	197,099
90,294,087	Harborview Mortgage Loan Trust 2004-8 X, 1.881% 11/19/34 interest-only strips	2,257,352
2,700,000	Indymac Index Corp. 2006-AR6 N2, 8.833% 6/25/46 (a)	2,700,000
184,052,701	Indymac Index Mortgage Loan Trust 2005-AR10 AX, 2.218% 6/25/35 interest-only strips	7,362,108
414,603,537	Master Adjustable Rate Mortgages Trust 2006-OA2 XW, 1.164% 12/25/46 interest-only strips	9,913,171
622,327,189	Master Adjustable Rate Mortgages Trust 2007-1 IX3, 5.500% 1/25/47 interest-only strips	8,980,181
76,456,684	Mellon Residential Funding Corp. 2002-TBC2 X, 0.807% 8/15/32 interest-only strips	886,898
5,000,000	Park Place Securities Inc. 2005-WCW3 M10, 7.820% 8/25/35	4,325,000
207,959,342	Residential Accredit Loans Inc. 2005-QO4 XIO, 2.107% 12/25/45 interest-only strips	8,320,453
4,845,851	Structured Asset Investment Loan Trust 2004-1 M5, 8.320% 2/25/34	4,812,555
3,842,000	Structured Asset Investment Loan Trust 2005-HE2 M10, 7.820% 7/25/35	3,411,542
1,305,646	Structured Asset Trust 2003-S A, 7.500% 12/28/33 (a)	913,952
396,063,071	Washington Mutual Inc. 2006-AR13 2XPP, 0.500% 10/25/46 interest-only strips	4,210,150
74,039,686	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 3X1, 1.400% 10/25/46 interest-only strips	2,313,740
70,968,050	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 3X2, 0.500% 10/25/46 interest-only strips	857,294
47,608,760	Washington Mutual Alternative Mortgage Pass Through Certificates 2006-AR8 CX3, 1.000% 10/25/46 interest-only strips	1,116,425

Total Mortgage-Backed Securities - Investment Grade (cost $87,947,805)		$76,211,390

MORTGAGE-BACKED SECURITIES - BELOW INVESTMENT GRADE OR UNRATED - 12.1% OF NET ASSETS
	Collateralized Mortgage Obligations - 12.1%
3,976,367	Countrywide Alternative Loan Trust 2006-6CB B4, 5.575% 5/25/36	1,817,478

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
8,985,731	Countrywide Alternative Loan Trust 2006-OA12 B4, 7.570% 9/20/46	2,229,989
1,259,000	Countrywide Alternative Loan Trust 2006-OA21 B1, 7.070% 3/20/47	918,428
1,260,000	Countrywide Alternative Loan Trust 2006-OA21 B2, 7.070% 3/20/47	732,022
6,000,000	Countrywide Alternative Loan Trust 2006-OA21 B3, 7.070% 3/20/47 (a)	1,482,960
4,674,000	Countrywide Alternative Loan Trust 2006-OA6N N3, 10.000% 7/25/46 (a)	4,653,247
3,554,247	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH2 B2, 8.820% 6/25/34 (a)	1,954,836
11,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH3 B2, 8.820% 10/25/34 (a)	8,387,500
3,878,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B1, 8.570% 1/25/35 (a)	3,118,610
4,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2004-FFH4 B2, 8.570% 1/25/35 (a)	2,900,000
5,800,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH3 B4, 7.320% 9/25/35 (a)	3,712,000
5,000,000	First Franklin Mortgage Loan Asset-Backed Certificates 2005-FFH4 B2, 7.320% 12/25/35 (a)	3,575,000
123,954	First Nationwide Trust 2001-4 DB4, 7.723% 9/25/31	21,072
3,620,500	Fremont Trust 2005-2 N3, 7.500% 6/25/35 (a)	3,077,425
8,401,000	GSAMP Trust 2006-S3 B2, 7.000% 5/25/36 (a)	2,774,262
10,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-3A N2, 2.000% 6/27/35 (a)	6,450,000
16,000,000	Greenwich Structured Adjustable Rate Mortgage Products 2005-4A N-2, Zero Coupon Bond 7/27/45 (a)	9,200,000
5,000,000	GSAMP Trust 2004-AR1 B5, 5.000% 6/25/34 (a)	4,177,300
4,786,000	GSAMP Trust 2006-S1 B2, 7.900% 11/25/35 (a)	2,847,670
2,000,000	Harborview Corp. 2006-14 N3, 8.350% 3/19/38 (a)	1,845,320
2,000,000	Harborview Corp. 2006-14 N4, 8.350% 3/19/38 (a)	1,683,760
11,000,000	Harborview Corp. 2006-14 PS, Zero Coupon Bond 12/19/36	2,047,100
11,679,000	Harborview Corp. 2006-8A N5, Zero Coupon Bond 7/21/36 (a)	4,832,186
5,705,684	Harborview Mortgage Loan Trust 2006-4 B11, 7.070% 5/19/47 (a)	3,508,996
6,536,794	Harborview Mortgage Loan Trust 2006-5 B1, 7.070% 7/19/47	3,899,590
1,600,000	Indymac Index Corp. 2006-AR6 N3, 8.833% 6/25/46 (a)	1,509,600
12,000,000	Long Beach Asset Holdings Corp. 2005-WL1 N4, 7.500% 6/25/45 (a)	9,720,000
3,600,000	Long Beach Asset Holdings Corp. 2006-2 N3, 8.350% 4/25/46 (a)	2,736,000
3,500,000	Long Beach Mortgage Loan Trust 2005-2 B2, 8.070% 4/25/35 (a)	2,625,000
8,400,000	Long Beach Mortgage Loan Trust 2005-WL2 B3, 7.820% 8/25/35 (a)	5,569,032
1,541,180	Meritage Mortgage Loan Trust 2004-2 B1, 8.570% 1/25/35 (a)	1,313,856
4,064,000	New Century Home Equity Loan Trust 2006-S1 M8, 6.500% 3/25/36	3,025,038
6,000,000	Park Place Securities Inc. 2005-WCW2 M11, 7.820% 7/25/35 (a)	4,500,000
8,000,000	Park Place Securities Inc. 2005-WCW3, 7.820% 8/25/35 (a)	5,920,000
6,300,000	Park Place Securities Inc. 2005-WHQ1 M10, 7.820% 3/25/35 (a)	5,244,750
1,600,000	Park Place Securities Inc. 2005-WHQ4, 7.820% 9/25/35 (a)	1,120,000
2,000,000	Sharp SP I LLC Trust 2006-A HM3 N3, 12.500% 10/25/46 (a)	2,000,000
2,780,000	Soundview Home Equity Loan Trust 2005-1 B3, 8.570% 4/25/35 (a)	2,168,400
2,650,290	Soundview Home Equity Loan Trust 2005-B M14, 7.650% 5/25/35 (a)	260,974
7,264,313	Structured Asset Securities Corporation 1999-1 Note, 10.000% 8/25/28 (a)	3,704,800
8,000,000	Structured Asset Securities Corp. 2004-S2 B, 6.000% 6/25/34 (a)	7,690,480
5,123,038	Structured Asset Securities Corp. 2004-S4 B3, 5.000% 12/25/34 (a)	1,644,700
3,023,000	Structured Asset Securities Corp. 2005-AR1 B2, 7.320% 9/25/35 (a)	2,282,365

Total Mortgage-Backed Securities - Below Investment Grade or Unrated (cost $163,987,253)		$144,881,746

MUNICIPAL SECURITIES - 0.1% OF NET ASSETS
1,815,000	Pima County Arizona Industrial Development Authority Health Care, Zero Coupon Bond 11/15/32 in default (c)	1,143,450

Total Municipal Securities (cost $1,139,133)		$1,143,450

COMMON STOCKS - 9.0% OF NET ASSETS
91,700	Alpha Natural Resources, Inc. (c)	1,433,271
44,600	American Capital Strategies, Ltd.	1,976,226
26,300	Anadarko Petroleum Corporation	1,130,374
35,300	Aqua America, Inc.	792,485
151,500	Aries Maritime Transport Limited	1,243,815
55,800	AVX Corporation	848,160
21,000	BJ Services Company	585,900
43,700	Brookdale Senior Living, Inc.	1,951,642
75,200	BRT Realty Trust	2,270,288
92,060	Cascade Microtech, Inc. (c)	1,311,855
121,500	CastlePoint Holdings, Ltd.	1,986,525
14,700	Cemex, S.A. de C.V.	481,425
262,400	Cirrus Logic, Inc. (c)	2,009,984
90,100	Citizens Communications Company	1,346,995
43,800	Companhia de Saneamento Basico do Estado de São Paulo	1,480,002
223,100	Compass Diversified Trust	3,741,387
28,269	Consolidated Communications Holdings, Inc.	562,270
85,400	Cypress Sharpridge (a)	875,350
20,900	Cytec Industries, Inc.	1,175,416
127,500	Eddie Bauer Holdings, Inc. (c)	1,449,675
2,800	Edison International	137,564
26,000	Enterprise Products Partners L.P.	826,800

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
336,100	Evergreen Energy, Inc. (c)	2,208,177
19,300	FairPoint Communications, Inc.	370,753
57,100	Famous Dave’s of America, Inc. (c)	1,032,939
124,700	Fording Canadian Coal Trust	2,755,870
267,600	Hawaiian Holdings, Inc. (c)	842,940
31,100	Helix Energy Solutions Group, Inc. (c)	1,159,719
19,500	Horizon Offshore, Inc. (c)	281,970
189,600	Infocrossing, Inc. (c)	2,819,352
161,700	InPhonic, Inc. (c)	1,762,530
111,695	Intermet Corporation (c)	893,560
13,800	Iowa Telecommunications Services, Inc.	276,000
21,500	Kinder Morgan Energy Partners, L.P.	1,132,620
65,600	KKR Financial Corp.	1,799,408
8,500	L-3 Communications Holdings, Inc.	743,495
73,300	LJ International, Inc. (c)	744,728
294,400	Luminent Mortgage Capital, Inc.	2,631,936
69,900	Macquarie Infrastructure Company Trust	2,747,070
10,000	Magellan Midstream Partners, L.P.	468,000
34,500	McDermott International, Inc. (c)	1,689,810
48,220	MCG Capital Corporation	904,607
523,200	Meruelo Maddux Properties, Inc. (c)	4,578,000
30,100	Mittal Steel Company N.V.	1,591,989
63,900	Motorola, Inc.	1,129,113
86,000	Nam Tai Electronics, Inc.	1,113,700
291,389	Ness Technologies, Inc. (c)	3,723,952
80,200	New York Community Bancorp, Inc.	1,410,718
131,600	NNN Realty Advisors (a)	1,329,160
14,100	Oceaneering International, Inc. (c)	593,892
105,100	Optimal Group, Inc. (c)	881,789
71,000	Owens Corning (c)	2,262,060
74,600	Parametric Technology Corporation (c)	1,417,400
7,675	Peabody Energy Corporation	308,842
31,700	PeopleSupport, Inc. (c)	362,965
129,900	PetroQuest Energy, Inc. (c)	1,518,531
1,000	Providence Washington Insurance Companies (c)	100
103,800	Quintana Maritime Limited	1,429,326
46,800	Regal Entertainment Group	929,916
127,000	Resource Capital Corp.	2,049,780
12,500	RTI International Metals, Inc. (c) (d)	1,137,625
48,300	Sanderson Farms, Inc.	1,789,998
50,400	Sasol Limited	1,665,720
32,430	Ship Finance International Limited	889,555
97,200	Spansion, Inc. (c)	1,184,868
185,500	Star Asia Fin Ltd.	1,855,000
178,387	Star Gas Partners, L.P. (c)	697,493
9,400	Superior Energy Services, Inc. (c)	324,018
83,022	Taiwan Semiconductor Manufacturing Company Ltd.	892,487
178,829	Technology Investment Capital Corp.	3,023,998
39,900	Taiwan Semiconductor Manufacturing Company Ltd.	1,831,410
200	The Dow Chemical Company (d)	9,172
18,900	The Home Depot, Inc.	694,386
132,100	The Wet Seal, Inc. (c)	865,255
21,700	Valero Energy Corporation (d)	1,399,433
12,100	Valero L.P.	805,860
29,500	Williams Partners L.P.	1,408,035
189,900	Windstream Corporation	2,789,631
55,800	Zoltek Companies, Inc. (c) (d)	1,949,094

Total Common Stocks (cost $102,934,272)		$108,727,164

PREFERRED STOCKS - 5.2% OF NET ASSETS
3,000	ACA ABS 2006-2 Ltd.	2,340,000
7,600	Baker Street Funding (a)	7,372,000
4,700	Baker Street Funding 2006-1 (a)	4,418,000
5,000	Centurion VII	3,787,500
5,000	Credit Genesis CLO 2005 (a)	4,950,000
5,000	GSC Partners CDO Fund	4,900,000
16	Harborview 2006-8 (c)	1
3,000	Hewett’s Island II CDO (a)	2,970,000
127,133	Indymac Index Corp. CI-1 (a)	3,455,094
5,000	Ischus CDO III	3,550,000
5,250	Kleros Preferred Funding III	4,830,000

REGIONS MORGAN KEEGAN SELECT HIGH INCOME FUND

Portfolio of Investments

March 31, 2007 (Unaudited)

Principal Amount/ Shares	Description	Value (b)
3,600	Marquette Park CLO Ltd. (a)	3,456,000
4,000	Montauk Point CDO II Ltd.	2,180,000
6,325	Motient Corporation	5,060,000
4,987	Mountain View Funding (a)	4,388,560
5,000	WEBS CDO 2006-1 PS	4,500,000

Total Preferred Stocks (cost $62,410,279)		$62,157,155

EURODOLLAR TIME DEPOSITS - 1.8% OF NET ASSETS
	State Street Bank & Trust Company Eurodollar time deposits dated March 30, 2007, 4.050% maturing at $ 22,062,444 on April 2, 2007.	22,055,000

Total Investments - 99.8% of Net Assets (cost $1,300,153,401)		$1,200,314,564

Other Assets and Liabilities, net - 0.2% of Net Assets		2,060,865

Net Assets		$1,202,375,429

Call Options Written March 31, 2007
Numberof Contracts	Common Stocks/Expiration Date/Exercise Price	Value (b)
65	RTI International Metals, Inc./April/95	13,325
2	The Dow Chemical Company/April/45	340
30	Valero Energy Corporation/April/65	5,400
73	Zoltek Companies, Inc./April/35	10,950

Total Call Options Written (Premiums Received $36,576)		$30,015

(a)	These securities are sold within the terms of a private placement memorandum, are exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to valuation policies and procedures adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund’s investment adviser.
(b)	See Notes to Schedules of Investments regarding investment valuations.
(c)	Non-income producing securities.
(d)	A portion or all of the security is pledged as collateral for call options written.
*	These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.

Notes to the Schedules of Investments

(Unaudited)

Investment Valuations—Investments in securities listed or traded on a securities exchange are valued at the last quoted sales price on the exchange where the security is primarily traded as of close of business on the New York Stock Exchange, usually 4:00 p.m. Eastern Time, on the valuation date. Equity securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price (“NOCP”) provided by Nasdaq each business day. The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern Time, unless that price is outside the range of the “inside” bid and asked price (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, Nasdaq will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Securities traded in the over-the-counter market and listed securities for which no sales were reported for that date are valued at the last-quoted bid price.

Equity and debt securities issued in private placements shall be valued on the bid side by a primary market dealer. Long-term debt securities (including U.S. government securities, listed corporate bonds, other debt and asset-backed securities, and unlisted securities) are generally valued at the latest price furnished by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of more than 60 days, for which market quotations are readily available, shall be valued by an independent pricing service or primary market dealer. Short-term debt securities with remaining maturities of 60 days or less shall be valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of Morgan Asset Management, Inc. (the “Adviser”), does not represent market value.

Futures contracts and options are valued on the basis of market quotations, if available. Premiums received on the sale of call options are included in a fund’s NAV, and the current market value of options sold by the fund will be subtracted from net assets. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of the NAV. Investments in open-end registered investment companies are valued at net asset value as reported by those investment companies. Foreign securities denominated in foreign currencies, if any, are translated from the local currency into U.S. dollars using current exchange rates.

Investments for which market quotations are not readily available, or available quotations which appear to not accurately reflect the current value of an investment, are valued at fair value as determined in good faith by the Adviser’s Valuation Committee using procedures established by and under the direction of the Company’s Board of Directors. The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Item 2.	Controls and Procedures.

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this report, the Registrant’s certifying officers have concluded that such disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)	The Registrant’s certifying officers are not aware of any changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Keegan Select Fund, Inc.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Brian B. Sullivan
Brian B. Sullivan
President and Principal Executive Officer

Date:	May 30, 2007

By (Signature and Title):	/s/ J. Thompson Weller
J. Thompson Weller
Treasurer and Principal Financial Officer

Date:	May 30, 2007